Corporate Development and General and Administrative	12 Months Ended
Dec. 31, 2019
Corporate Development And General And Administrative
Corporate Development and General and Administrative
	Years ended December 31,
	2019	2018	2017

Corporate Development:
Corporate advisory	$-	$-	$13
Geology and technical review	-	26	21
Legal	-	-	5
Salaries and remuneration	14	1	-
Sundry	4	-	-
Travel and transportation	13	22	18
	$31	$49	$57

General and Administrative:
Accounting, audit and tax	$28	$36	$39
Legal	15	15	16
Office and sundry	51	56	67
Regulatory	53	50	70
Rent	28	66	44
	$175	$223	$236